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ZURICH

Zurich Money Funds

report


Zurich Money Market Fund

Zurich Government
Money Fund

Zurich Tax-Free Money Fund










Annual Report to Shareholders
for the Period Ended July 31, 2000
table of contents


 1  Fund objectives

 2  Performance summary

 5  Variables affecting performance

 6  Performance review

 9  Terms to know

10  Portfolio composition

11  Portfolio of investments

27  Financial statements

32  Financial highlights

35  Notes to financial statements

38  Report of independent auditors

39  Tax information
fund objectives

Zurich Money Funds (the "Trust") is an open-end, diversified, management investment company offering a choice of three investment funds. Each fund invests in high quality short-term money market instruments consistent with its specific objective as outlined below.

Like all money market funds, an investment in these funds is not insured or guaranteed by the FDIC or any other government agency. Although money funds seek to preserve your investment at $1.00 per share, it is possible to lose money.

Zurich Money Market Fund

This fund seeks maximum current income to the extent consistent with stability of principal by investing primarily in commercial paper, securities of the U.S. Government, its agencies, and bank certificates of deposit.

Zurich Government Money Fund

This fund seeks maximum current income to the extent consistent with stability of principal by investing exclusively in obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities.

Zurich Tax-Free Money Fund

This fund seeks maximum current income that is exempt from federal income taxes to the extent consistent with stability of principal from a portfolio of short-term, high quality tax-exempt municipal securities.

performance summary

Zurich Money Market Fund

Yield Comparison

Zurich Money Market Fund is compared to the First Tier Money Fund Average which consists of all non-institutional taxable money market funds investing in only first tier (highest rating) securities tracked by iMoneyNet, Inc. Returns are historical and do not guarantee future results. Fund yields fluctuate.

7-day average yield is the annualized net investment income per share for the period shown. Gains or losses are not included.

Fund Yield vs. First Tier Money Fund Average
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:

                           Weekly 7-Day Average Yield

            Fund Yield                  First Tier Money Fund Average

   8/3/1999    4.73                                 4.41
               4.76                                 4.41
               4.88                                 4.45
               4.93                                 4.48
               4.92                                 4.55
               4.99                                 4.58
               4.98                                 4.60
               4.99                                 4.63
               5.08                                 4.65
               5.11                                 4.67
               5.15                                 4.70
               5.18                                 4.73
               5.22                                 4.76
               5.26                                 4.80
               5.39                                 4.80
               5.43                                 4.86
               5.47                                 4.91
               5.49                                 4.97
               5.50                                 5.00
               5.62                                 5.06
               5.63                                 5.12
               5.67                                 5.15
               5.67                                 5.05
               5.64                                 5.15
               5.62                                 5.13
               5.60                                 5.10
               5.55                                 5.11
               5.56                                 5.12
               5.56                                 5.16
               5.59                                 5.16
               5.57                                 5.19
               5.56                                 5.18
               5.57                                 5.20
               5.65                                 5.23
               5.65                                 5.29
               5.68                                 5.35
               5.75                                 5.35
               5.78                                 5.37
               5.80                                 5.39
               5.72                                 5.39
               5.81                                 5.42
               5.90                                 5.48
               6.04                                 5.61
               6.17                                 5.69
               6.15                                 5.73
               6.30                                 5.78
               6.30                                 5.81
               6.34                                 5.85
               6.26                                 5.91
               6.33                                 5.87
               6.29                                 5.89
   7/25/00     6.32                                 5.90


Lipper Ranking

Lipper, Inc. rankings are based upon changes in net asset value with all dividends reinvested for the periods indicated as of 7/31/00. Rankings are historical and do not guarantee future performance. The fund is compared to the Lipper Money Market Instrument Fund category.


Lipper Ranking
--------------------------------------------------------------------------------

     Top Fund      #1 of 47 funds       20 years
--------------------------------------------------------------------------------
     Top 11%       #15 of 139 funds     10 years
--------------------------------------------------------------------------------
     Top 9%        #22 of 245 funds      5 years
--------------------------------------------------------------------------------
     Top 3%        #12 of 362 funds      1 year
--------------------------------------------------------------------------------


10-Year Performance

This chart shows the value of a hypothetical $10,000 investment in Zurich Money Market Fund over the past 10 fiscal years with all dividends reinvested. The returns shown are historical and do not guarantee future performance.

10-Year Performance
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:

                Performance of a $10,000 Hypothetical Investment

            7/31/1990               10000
                                    10330
                                    10951
                                    11335
                                    11661
                                    12125
                                    12812
                                    13480
                                    14201
                                    14949
                                    15689
            7/31/2000               16235

Zurich Government Money Fund

Yield Comparison

Zurich Government Money Fund is compared to the Government Money Fund Average which consists of all non-institutional government money market funds tracked by iMoneyNet, Inc. Returns are historical and do not guarantee future results. Fund yields fluctuate.

7-day average yield is the annualized net investment income per share for the period shown. Gains or losses are not included.

Fund Yield vs. Government Money Fund Average
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:

                           Weekly 7-Day Average Yield

             Fund Yield                  Government Money Fund Average

    8/3/1999     4.58                               4.30
                 4.60                               4.28
                 4.63                               4.32
                 4.66                               4.32
                 4.74                               4.45
                 4.76                               4.48
                 4.82                               4.49
                 4.81                               4.47
                 4.88                               4.48
                 4.87                               4.52
                 4.80                               4.50
                 4.91                               4.52
                 4.95                               4.51
                 4.91                               4.57
                 4.99                               4.57
                 4.93                               4.63
                 5.04                               4.71
                 5.11                               4.80
                 5.16                               4.77
                 5.16                               4.79
                 5.26                               4.80
                 5.33                               4.81
                 5.30                               4.49
                 5.29                               4.83
                 5.30                               4.85
                 5.31                               4.84
                 5.22                               4.90
                 5.40                               4.95
                 5.47                               5.01
                 5.51                               5.03
                 5.59                               5.07
                 5.59                               5.07
                 5.59                               5.10
                 5.61                               5.13
                 5.74                               5.20
                 5.81                               5.30
                 5.81                               5.29
                 5.74                               5.29
                 5.74                               5.25
                 5.73                               5.24
                 5.77                               5.26
                 5.84                               5.34
                 6.02                               5.47
                 6.04                               5.53
                 6.13                               5.59
                 6.20                               5.63
                 6.26                               5.65
                 6.16                               5.67
                 6.21                               5.73
                 6.24                               5.68
                 6.25                               5.70
    7/25/2000    6.24                               5.73


Lipper Ranking

Lipper, Inc. rankings are based upon changes in net asset value with all dividends reinvested for the periods indicated as of 7/31/00. Rankings are historical and do not guarantee future performance. The fund is compared to the Lipper Government Money Market Fund category.

Lipper Ranking
--------------------------------------------------------------------------------

     Top 6%        #2 of 33 funds       15 years
--------------------------------------------------------------------------------
     Top 8%        #4 of 50 funds       10 years
--------------------------------------------------------------------------------
     Top 7%        #7 of 97 funds        5 years
--------------------------------------------------------------------------------
     Top 6%        #8 of 129 funds       1 year
--------------------------------------------------------------------------------


10-Year Performance

This chart shows the value of a hypothetical $10,000 investment in Zurich Government Money Market Fund over the past 10 fiscal years with all dividends reinvested. The returns shown are historical and do not guarantee future performance.

10-Year Performance
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:

                   Performance of a $10,000 Hypothetical Investment

   7/31/1990                         10000
                                     10323
                                     10927
                                     11316
                                     11646
                                     12107
                                     12797
                                     13463
                                     14179
                                     14912
                                     15627
   7/31/2000                         16162

Zurich Tax-Free Money Fund

Yield Comparison

Zurich Tax-Free Money Fund is compared to the Tax-Free Money Fund Average which consists of all non-institutional tax-free money market funds tracked by iMoneyNet, Inc. Returns are historical and do not guarantee future results. Fund yields fluctuate. Income from Zurich Tax-Free Money Fund may be subject to state and local taxes and the alternative minimum tax.

7-day average yield is the annualized net investment income per share for the period shown. Gains or losses are not included.

Fund Yield vs. Tax-Free Money Fund Average
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:

                           Weekly 7-Day Average Yield

             Fund Yield           Tax-Free Money Fund Average

    8/3/1999     2.81                       2.50
                 2.80                       2.40
                 2.86                       2.53
                 2.95                       2.54
                 3.04                       2.58
                 3.03                       2.53
                 3.00                       2.55
                 3.11                       2.72
                 3.24                       2.95
                 3.23                       2.94
                 3.03                       2.66
                 3.12                       2.69
                 3.17                       2.72
                 3.22                       2.79
                 3.20                       2.74
                 3.34                       2.90
                 3.45                       3.02
                 3.47                       3.08
                 3.45                       2.90
                 3.30                       2.74
                 3.44                       3.01
                 3.78                       3.47
                 4.07                       3.88
                 3.35                       2.79
                 3.13                       2.54
                 3.16                       2.62
                 3.17                       2.69
                 3.11                       2.56
                 3.27                       2.78
                 3.41                       2.94
                 3.46                       3.03
                 3.43                       3.01
                 3.42                       3.01
                 3.43                       3.01
                 3.45                       3.02
                 3.50                       3.10
                 3.31                       2.79
                 3.57                       3.10
                 3.93                       3.51
                 4.21                       3.93
                 4.53                       4.31
                 4.77                       4.40
                 4.19                       3.66
                 4.03                       3.51
                 3.94                       3.37
                 3.78                       3.27
                 4.02                       3.55
                 4.25                       3.77
                 4.26                       3.80
                 3.62                       3.05
                 3.66                       3.16
   7/25/2000     3.96                       3.46


Lipper Ranking

Lipper, Inc. rankings are based upon changes in net asset value with all dividends reinvested for the periods indicated as of 7/31/00. Rankings are historical and do not guarantee future performance. The fund is compared to the Lipper Tax-Exempt Money Market Fund category.

Lipper Ranking
--------------------------------------------------------------------------------

     Top 9%        #7 of 74 funds       10 years
--------------------------------------------------------------------------------
     Top 6%        #7 of 115 funds       5 years
--------------------------------------------------------------------------------
     Top 6%        #8 of 134 funds       1 year
--------------------------------------------------------------------------------


10-Year Performance

This chart shows the value of a hypothetical $10,000 investment in Zurich Tax-Exempt Money Fund over the past 10 fiscal years with all dividends reinvested. The returns shown are historical and do not guarantee future performance.

10-Year Performance
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:

                Performance of a $10,000 Hypothetical Investment

         7/31/1990                    10000
                                      10240
                                      10695
                                      10999
                                      11247
                                      11551
                                      11981
                                      12380
                                      12806
                                      13229
                                      13624
         7/31/2000                    13922
variables affecting performance

The investment manager invests in high-quality, short-term securities that are consistent with each fund's specific objectives.

Our primary goal is to provide competitive yields while maintaining preservation of principal and a high degree of liquidity. The specific securities selected by our portfolio managers have a major impact on reaching this goal. Additionally, our portfolio managers must continuously analyze other variables, which affect share price stability and fund performance. Three of the most important variables factored into the decision-making process are:

Monetary Policy

Monetary Policy is managed by the Federal Reserve Board (the "Fed") and has a direct impact on short-term interest rates. If the Fed determines that inflation is climbing, it will enact a policy to decrease or "tighten" the money supply. With less money available, money lenders can command higher interest rates on the money market securities they buy. On the other hand, if the Fed determines the economy is heading toward a recession, it will increase or "ease" the money supply. With more money for borrowers to access, the interest rates for money market securities decline.

Interest Rates

Interest Rates will affect money fund yields because as investments mature, the cash received will be reinvested at current money market rates, which could be either higher or lower. Reinvesting at higher interest rates generally means higher yields for money funds and reinvesting at lower rates generally means lower yields.

Average Length of Maturity

Average Length of Maturity affects the timing of reinvesting cash from maturing investments. If interest rates are expected to rise, decreasing the portfolio's average length of maturity would enable the Fund to purchase higher-yielding money market securities sooner. Conversely, if rates were expected to decrease, the Fund would invest in money market securities with a longer length of maturity in order to maintain higher yields longer.

(Also see "Terms to Know" section)
performance review

An interview with portfolio manager Frank Rachwalski

Frank Rachwalski is a managing director of Scudder Kemper Investments, Inc. and lead portfolio manager of Zurich Money Funds. Mr. Rachwalski holds a B.B.A. and a M.B.A. degree from Loyola University. The following is Mr. Rachwalski's review of the economic conditions and fund results during the report period and what may happen in the months ahead.
--------------------------------------------------------------------------------

The U.S. Stock and Bond markets winced with each increase in short-term interest rates over the 12-month period ended 7/31/00. With the U.S. economy strong, unemployment at an all time low, and consumer confidence high, concerns over an acceleration of inflation took center stage. Over the year, the Federal Reserve (the "Fed") raised short-term rates 125 basis points. The increases directly benefited money market securities and the fund's yield, which rose significantly over the period.

Despite rising rates over the 12 months, the resiliency of the U.S. economy continued to be impressive. In the first half of this year gross domestic product grew at roughly 5.0%. Reflecting signs that inflationary pressures have been building, over the 12 months ended 7/31/00, the consumer price index rose 3.5%.

While we think the Fed is closer to achieving its objectives of slowing the economy and controlling inflation, we believe another rate hike is possible. With recent consumer confidence numbers suggesting that consumers are not afraid and are continuing their buying sprees, we think the Fed will be biased toward a policy of monetary restraint for the near term. However, the Fed should take a cautious approach to raising rates prior to the November elections.



--------------------------------------------------------------------------------
The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report, as stated on the cover. The manager's views are subject to change at any time, based on market and other considerations.

Portfolio Strategy

We pursued two strategies, reflecting the two distinct environments over the past 12 months -- the period leading up to the end of 1999 and the year-to-date period. Toward the end of 1999, we focused on maintaining high levels of liquidity in the portfolio while taking advantage of what the market was offering. Generally, this meant maintaining a shorter average maturity than our peers did. This strategy was driven by our cautious approach to the Y2K changeover. We maintained a higher than normal level of liquidity in the portfolio in order to be prepared for potentially high investor demand for cash. However, by maintaining a shorter maturity in the rising rate environment, our existing holdings matured more quickly, which enabled us to invest in higher yielding securities sooner than if we had maintained a longer average maturity. A limitation of this strategy is that we gave up a small amount of current yield by maintaining a shorter maturity. The reason was the yield curve had a sizeable income reward for extension.

As it turned out, the Fed pumped a great deal of money into the financial system by allowing monetary reserves to grow rapidly in the fourth quarter of 1999. Some speculated that this super-liquid market helped to fuel the strong market rally.

As time progressed and Y2K concerns essentially evaporated, we viewed this as an opportunity to pick up some higher yielding paper by extending the portfolio's average maturity slightly. However, the portfolio's maturity still remained shorter than its peers, given our expectations that rates would continue to rise.

In the portfolio, we invest in "first-tier" short-term securities -- specifically, issues with top ratings according to major credit rating agencies, such as Fitch Investors Service, Moody's Investors Service, or Standard and Poor's. The top ratings have the lowest risk and, while not insured by FDIC or guaranteed, these securities rank among the safest available outside of U.S. Treasury bills. Basically, our philosophy is that it does not pay to take on additional credit risk given the relatively small yield advantage.

Our investment strategy focuses on maintaining the average life of the portfolio within a target range and selecting floating-rate securities that, given current interest rate trends, should benefit the portfolio. As a result, we generally do not make big asset allocation shifts within the portfolio. We attempt to maintain exposure to a broad selection of securities, including high quality commercial paper, variable- and floating-rate securities, U.S. government agency obligations, certificates of deposit, and repurchase agreements. The majority of the portfolio remained invested in high quality commercial paper, which we maintained because of its attractive yield and high quality.

Outlook

As we mentioned earlier, we think the Fed may raise rates at least one more time this year. However, we think the Fed may eventually be able to ease off its current policy of incremental monetary restraint because of recent signs that the economy may be slowing in reaction to the higher rate environment. Knowing when to stop raising rates is a tough job for the Fed since the rate increases take time to work their way through the economy. Typically, it takes six months for the effects to begin showing up, so the braking effects on growth of this year's rate hikes are still yet to come. In any event, this is a great environment for money market fund investors because interest rates have risen and real yields (after subtracting inflation) are still providing investors with very attractive returns.

terms to know

7-Day Average       Yield Every money market fund calculates its
                    yield daily according to a standardized method prescribed by the Securities and Exchange Commission.
                    Each day's standardized yield is an average taken over a 7-day period. This average helps to minimize the effect of daily fluctuation in fund income, and therefore yield.

Maturity Maturity is the time remaining before an issuer is scheduled to repay the principal amount on a debt security. Money market instruments are debt securities.

Federal Funds       Commercial banks are required to keep these funds on
("Fed Funds")       deposit at the Federal Reserve Bank in their district. In
                    order to meet these reserve requirements, occasionally commercial banks need to borrow funds. These funds are borrowed from banks that have an excess of the required amount on hand in what is called the "Fed Funds
                    Market." The interest rate on these loans is called the "Fed Funds Rate" and is the key money market rate which influences all other short-term rates.

U.S. Treasuries     These debt securities are issued by the U.S. Treasury and
                    include Treasury bills, Treasury notes and Treasury bonds.
                    They are considered to be the safest of all securities.
                    Their safety rests in the power of the U.S. government to obtain tax revenues in order to repay its obligations, and in its historical record of always having done so.

portfolio composition

Zurich Money Market Fund
On 7/31/2000*


A PIE CHART APPEARS HERE, ILLUSTRATING THE EXACT DATA POINTS IN THE TABLE BELOW.


                          Commercial paper                                 75%
                          Certificates of deposit                          21%
                          Short-term and medium-term notes                  4%
                          ------------------------------------------------------
                          Total                                           100%
                          ------------------------------------------------------

                          Weighted Average Maturity**
                          ------------------------------------------------------
                          Zurich Money Market Fund                    30 days
                          First Tier Money Fund Average               47 days

Zurich Government Money Fund
On 7/31/2000*


A PIE CHART APPEARS HERE, ILLUSTRATING THE EXACT DATA POINTS IN THE TABLE BELOW.


                          Short-term and medium-term notes                 54%
                          Repurchase agreements                            46%
                          ------------------------------------------------------
                          Total                                           100%
                          ------------------------------------------------------

                          Weighted Average Maturity**
                          ------------------------------------------------------
                          Zurich Government Money Fund                36 days
                          Government Money Fund Average               41 days


Zurich Tax-Free Money Fund
On 7/31/2000*


A PIE CHART APPEARS HERE, ILLUSTRATING THE EXACT DATA POINTS IN THE TABLE BELOW.


                          Variable rate demand securities                  62%
                          Tax-exempt commercial paper                      38%
                          ------------------------------------------------------
                          Total                                           100%
                          ------------------------------------------------------

                          Weighted Average Maturity**
                          ------------------------------------------------------
                          Zurich Tax-Free Money Fund                  19 days
                          Tax-Free Money Fund Average                 39 days

*    Portfolio composition and holdings are subject to change.

** The Funds are compared to their respective iMoneyNet, Inc. category: The First Tier Money Fund Average consists of all non-institutional taxable money market funds investing in only first tier (highest rating) securities and tracked by iMoneyNet, Inc.; Government Money Fund Average includes all non-institutional government money market funds tracked by iMoneyNet, Inc.; Tax-Free Money Fund Average consists of all non-institutional tax-free money market funds tracked by iMoneyNet, Inc. Weighted average maturity data is as of 7/25/00.

portfolio of investments
July 31, 2000

                                                     Principal
                                                    Amount ($)      Value ($)
--------------------------------------------------------------------------------

Zurich Money Market Fund
--------------------------------------------------------------------------------

Repurchase Agreements 0.1%
--------------------------------------------------------------------------------
State Street Bank and Trust Co., 6.53%, to be
   repurchased at $7,252,315 on 8/1/2000** (Cost
   $7,251,000)                                       7,251,000    7,251,000
--------------------------------------------------------------------------------

Commercial Paper 74.7%
--------------------------------------------------------------------------------
Allfirst Bank, 6.6%*, 8/16/2000                     35,000,000   34,995,287
--------------------------------------------------------------------------------
Alpine Securitization, 6.61%, 8/24/2000             25,000,000   24,895,382
--------------------------------------------------------------------------------
Amsterdam Funding Corp., 6.57%, 8/2/2000            10,000,000    9,998,183
--------------------------------------------------------------------------------
Amsterdam Funding Corp., 6.59%, 8/11/2000           10,000,000    9,981,806
--------------------------------------------------------------------------------
Asset Portfolio Funding Corp., 6.57%, 8/15/2000     35,000,000   34,911,119
--------------------------------------------------------------------------------
Asset Portfolio Funding Corp., 6.59%, 8/25/2000     15,000,000   14,934,500
--------------------------------------------------------------------------------
Asset Portfolio Funding Corp., 6.66%, 10/23/2000    10,000,000    9,848,986
--------------------------------------------------------------------------------
Associates Corp., 6.53%*, 8/17/2000                 25,000,000   24,987,608
--------------------------------------------------------------------------------
Associates Corp., 6.77%*, 9/15/2000                 25,000,000   25,000,000
--------------------------------------------------------------------------------
Associates Corp., 6.77%*, 9/26/2000                 50,000,000   50,000,000
--------------------------------------------------------------------------------
Associates First Capital, 6.67%, 8/1/2000           50,000,000   50,000,000
--------------------------------------------------------------------------------
Atlantis One Funding Corp., 6.67%, 8/1/2000         50,000,000   50,000,000
--------------------------------------------------------------------------------
Atlantis One Funding Corp., 6.67%, 8/17/2000        50,000,000   49,853,778
--------------------------------------------------------------------------------
Baltimore Gas & Electric Co., 6.73%*, 8/14/2000     20,000,000   20,000,000
--------------------------------------------------------------------------------
Barton Capital Corp., 6.57%, 8/14/2000              45,000,000   44,893,888
--------------------------------------------------------------------------------
Bavaria Finance Funding Corp., 6.6%, 8/04/2000      45,000,000   44,975,358
--------------------------------------------------------------------------------
Bavaria Finance Funding Corp., 6.59%, 8/10/2000     35,000,000   34,942,688
--------------------------------------------------------------------------------
Bavaria Universal Funding Corp., 6.59%, 8/01/2000   15,000,000   15,000,000
--------------------------------------------------------------------------------
Bavaria Universal Funding Corp., 6.58%, 8/16/2000   10,000,000    9,972,750
--------------------------------------------------------------------------------
Bavaria Universal Funding Corp., 6.58%, 8/17/2000   75,000,000   74,782,000
--------------------------------------------------------------------------------
Beta Finance, Inc., 6.65%, 10/16/2000               85,000,000   83,824,639
--------------------------------------------------------------------------------
Brazos River Authority, 6.66%, 8/16/2000            40,000,000   40,000,000
--------------------------------------------------------------------------------
CIT Group Holdings, Inc., 6.61%*, 8/1/2000          40,000,000   39,981,988
--------------------------------------------------------------------------------
CIT Group Holdings, Inc., 6.64%*, 8/1/2000          45,000,000   44,983,059
--------------------------------------------------------------------------------
CIT Group Holdings, Inc., 6.65%*, 8/1/2000          20,000,000   19,992,095

    The accompanying notes are an integral part of the financial statements.

                                                     Principal
                                                    Amount ($)      Value ($)
--------------------------------------------------------------------------------
CIT Group Holdings, Inc., 6.89%*, 9/21/2000             15,000,000    15,014,977
--------------------------------------------------------------------------------
CIT Group Holdings, Inc., 6.68%*, 10/16/2000            35,000,000    34,967,735
--------------------------------------------------------------------------------
CXC Inc., 6.65%, 10/10/2000                             50,000,000    49,363,194
--------------------------------------------------------------------------------
Capital One Funding, 6.70%*, 8/3/2000                   16,962,000    16,962,000
--------------------------------------------------------------------------------
Caterpillar Financial Services Corp., 6.72%*,
   8/14/2000                                            25,000,000    24,999,817
--------------------------------------------------------------------------------
Caterpillar Financial Services Corp., 6.86%*,
   9/1/2000                                             55,000,000    55,000,000
--------------------------------------------------------------------------------
Caterpillar Financial Services Corp., 6.88%*,
   9/15/2000                                            10,000,000    10,005,025
--------------------------------------------------------------------------------
Chrysler Financial Company, LLC, 6.74%*, 8/16/2000      10,000,000    10,000,000
--------------------------------------------------------------------------------
Citigroup, 6.58%, 8/24/2000                             50,000,000    49,791,403
--------------------------------------------------------------------------------
Coca-Cola Enterprises, 6%, 3/15/2001                    45,000,000    44,700,844
--------------------------------------------------------------------------------
Den Danske Corp., 6.64%, 8/9/2000                      100,000,000    99,854,111
--------------------------------------------------------------------------------
Enterprise Funding Corp., 6.67%, 8/21/2000              25,000,000    24,908,611
--------------------------------------------------------------------------------
FCC National Bank, 6.77%*, 8/1/2000                     30,000,000    30,015,861
--------------------------------------------------------------------------------
FCAR Owner Trust, 6.63%, 8/7/2000                       50,000,000    49,945,333
--------------------------------------------------------------------------------
Falcon Asset Securities Corp., 6.66%, 8/4/2000          30,000,000    29,983,500
--------------------------------------------------------------------------------
Ford Motor Credit Corp., 6.73%*, 8/18/2000              30,000,000    29,998,871
--------------------------------------------------------------------------------
Ford Motor Credit Corp., 6.77%*, 9/30/2000              15,000,000    14,997,518
--------------------------------------------------------------------------------
Forrestal Funding Corp., 6.69%, 8/8/2000                45,000,000    44,942,163
--------------------------------------------------------------------------------
Forrestal Funding Corp., 6.6%, 9/5/2000                 50,000,000    49,682,083
--------------------------------------------------------------------------------
Fountain Square Commercial Funding, 6.59%, 8/1/2000     20,000,000    20,000,000
--------------------------------------------------------------------------------
Fountain Square Commercial Funding, 6.57%, 8/17/2000    25,000,000    24,927,444
--------------------------------------------------------------------------------
Fountain Square Commercial Funding, 6.61%, 9/15/2000    15,000,000    14,877,188
--------------------------------------------------------------------------------
Fountain Square Commercial Funding, 6.66%,
   10/27/2000                                           10,000,000     9,841,708
--------------------------------------------------------------------------------
Fountain Square Commercial Funding, 6.67%,
   10/31/2000                                           20,000,000    19,668,356
--------------------------------------------------------------------------------
Four Winds Funding Corp., 6.61%, 8/31/2000              25,000,000    24,863,125
--------------------------------------------------------------------------------
Four Winds Funding Corp., 6.66%, 10/26/2000             75,000,000    73,826,458
--------------------------------------------------------------------------------
Galaxy Funding Corp., 6.69%, 8/21/2000                  50,000,000    49,816,389
--------------------------------------------------------------------------------
Galaxy Funding Corp., 6.59%, 8/22/2000                  50,000,000    49,809,250
--------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.73%*, 10/27/2000     35,000,000    34,999,836
--------------------------------------------------------------------------------
Giro Funding Corp., 6.57%, 8/15/2000                    15,000,000    14,961,908
--------------------------------------------------------------------------------
Giro Funding Corp., 6.57%, 8/23/2000                    55,161,000    54,940,877
--------------------------------------------------------------------------------
Goldman Sachs Group, 6.73%, 10/27/2000                  25,000,000    25,000,000
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                                     Principal
                                                    Amount ($)      Value ($)
-----------------------------------------------------------------------------

Goldman Sachs Group., 6.75%*, 11/6/2000              30,000,000   30,014,865
----------------------------------------------------------------------------
Household Financial Corp., 6.83%*, 10/20/2000        15,000,000   15,011,156
----------------------------------------------------------------------------
Household Financial Corp., 6.72%*, 10/20/2000        85,000,000   84,935,079
----------------------------------------------------------------------------
International Securitization, 6.58%, 8/9/2000        15,000,000   14,978,200
----------------------------------------------------------------------------
International Securitization, 6.58%, 8/14/2000       15,000,000   14,964,575
----------------------------------------------------------------------------
International Securitization, 6.58%, 8/18/2000       45,000,000   44,861,025
----------------------------------------------------------------------------
International Securitization, 6.58%, 8/24/2000       10,000,000    9,958,281
----------------------------------------------------------------------------
International Securitization, 6.59%, 8/25/2000       15,000,000   14,934,600
----------------------------------------------------------------------------
Intrepid Funding, 6.68%, 8/21/2000                   20,000,000   19,926,667
----------------------------------------------------------------------------
Kitty Hawk Funding Corp., 6.57%, 8/15/2000           50,000,000   49,873,028
----------------------------------------------------------------------------
Kitty Hawk Funding Corp., 6.59%, 9/1/2000            15,000,000   14,915,396
----------------------------------------------------------------------------
Merita North America, Inc., 6.63%, 8/7/2000          50,000,000   49,945,333
----------------------------------------------------------------------------
Merrill Lynch & Co., 6.61%*, 8/22/2000               70,000,000   69,995,081
----------------------------------------------------------------------------
Merrill Lynch & Co., 6.6%*, 8/30/2000                30,000,000   29,997,745
----------------------------------------------------------------------------
Moat Funding, LLC, 6.65%, 8/3/2000                   50,000,000   49,981,694
----------------------------------------------------------------------------
Monte Rosa Capital Corp., 6.63%, 9/18/2000           25,000,000   24,781,667
----------------------------------------------------------------------------
National Rural Utilities Corp., 6.65%*, 8/2/2000     25,000,000   24,999,993
----------------------------------------------------------------------------
National Rural Utilities Corp., 6.71%*, 10/20/2000   60,000,000   60,000,000
----------------------------------------------------------------------------
New Hampshire Industrial Development Authority,
   6.64%, 8/4/2000                                   35,000,000   35,000,000
----------------------------------------------------------------------------
Nordebanken North America, Inc., 6.68%, 8/28/2000    15,000,000   14,925,975
----------------------------------------------------------------------------
Northern Indiana Public Services, 6.56%, 8/8/2000    50,000,000   49,936,514
----------------------------------------------------------------------------
Norwest Financial, Inc., 6.65%*, 8/7/2000            60,000,000   59,996,420
----------------------------------------------------------------------------
Oakland Alameda County, 6.56%, 8/10/2000             30,000,000   30,000,000
----------------------------------------------------------------------------
Old Kent Bank, 6.67%*, 8/1/2000                      10,000,000   10,000,000
----------------------------------------------------------------------------
Old Kent Bank, 6.64%, 7/3/2001                       30,000,000   29,991,922
----------------------------------------------------------------------------
Preferred Receivable Funding, 6.65%, 08/09/2000      24,240,000   24,204,556
----------------------------------------------------------------------------
Quincy Capital Corp., 6.57%, 8/8/2000                20,000,000   19,974,606
----------------------------------------------------------------------------
Scaldis Capital, LLC, 6.76%, 8/30/2000               20,000,000   19,892,861
----------------------------------------------------------------------------
Scaldis Capital, LLC, 6.65%, 10/16/2000              40,000,000   39,446,889
----------------------------------------------------------------------------
Sigma Finance, Inc., 6.65%*, 8/3/2000                50,000,000   50,000,000
----------------------------------------------------------------------------
Sigma Finance, Inc., 6.65%, 10/13/2000               10,000,000    9,867,181

    The accompanying notes are an integral part of the financial statements.

                                                     Principal
                                                    Amount ($)      Value ($)
----------------------------------------------------------------------------
Sigma Finance, Inc., 6.65%, 10/19/2000                40,000,000   39,425,933
-----------------------------------------------------------------------------
Southern California Edison, 6.72%*, 8/25/2000         45,000,000   45,000,000
-----------------------------------------------------------------------------
Stellar Funding Group, 6.59%, 8/7/2000                15,000,000   14,983,625
-----------------------------------------------------------------------------
Stellar Funding Group, 6.57%, 8/24/2000               40,000,000   39,833,122
-----------------------------------------------------------------------------
Stellar Funding Group, 6.62%, 9/19/2000               10,000,000    9,910,847
-----------------------------------------------------------------------------
Stellar Funding Group, 6.66%, 10/27/2000              10,000,000    9,841,708
-----------------------------------------------------------------------------
SMM Trust, 6.65%*, 8/13/2000                          90,000,000   90,000,000
-----------------------------------------------------------------------------
Superior Funding Capital, 6.61%, 8/2/2000             35,000,000   34,993,603
-----------------------------------------------------------------------------
Superior Funding Capital, 6.59%, 8/4/2000             50,000,000   49,972,708
-----------------------------------------------------------------------------
Superior Funding Capital, 6.58%, 8/30/2000            15,000,000   14,921,096
-----------------------------------------------------------------------------
Surrey Funding Corp., 6.57%, 8/4/2000                 15,000,000   14,991,825
-----------------------------------------------------------------------------
Surrey Funding Corp., 6.58%, 8/22/2000                65,000,000   64,752,404
-----------------------------------------------------------------------------
Sweetwater Capital Corp., 6.59%, 8/4/2000             10,000,000    9,994,542
-----------------------------------------------------------------------------
Sweetwater Capital Corp., 6.56%, 8/16/2000            45,000,000   44,877,563
-----------------------------------------------------------------------------
Sweetwater Capital Corp., 6.57%, 8/18/2000            15,000,000   14,953,746
-----------------------------------------------------------------------------
State of Texas General Obligation, 6.60%*, 8/2/2000   20,000,000   20,000,000
-----------------------------------------------------------------------------
Thunder Bay Funding, Inc., 6.58%, 8/11/2000           20,000,000   19,963,667
-----------------------------------------------------------------------------
Thunder Bay Funding, Inc., 6.59%, 8/21/2000           15,000,000   14,945,500
-----------------------------------------------------------------------------
Transamerica Financial Corp., 6.94%*, 9/1/2000        45,000,000   45,000,000
-----------------------------------------------------------------------------
Variable Funding Corp., 6.65%, 8/10/2000              50,000,000   49,917,750
-----------------------------------------------------------------------------
WCP Funding, Inc., 6.59%, 8/8/2000                    35,000,000   34,955,424
-----------------------------------------------------------------------------
WCP Funding, Inc., 6.58%, 8/24/2000                   45,000,000   44,812,263
-----------------------------------------------------------------------------
Windmill Funding Corp., 6.63%, 10/6/2000              25,000,000   24,699,792
-----------------------------------------------------------------------------
Wood Street Funding Corp., 6.65%, 10/18/2000          25,000,000   24,645,208
-----------------------------------------------------------------------------
Xerox Credit Corp., 6.63%*, 8/8/2000                  40,000,000   39,994,809
-----------------------------------------------------------------------------
Total Commercial Paper
(Cost $3,800,119,143)                                           3,800,119,143
-----------------------------------------------------------------------------

Certificates of Deposit 21.0%
-----------------------------------------------------------------------------
Allfirst Bank, 6.57%*, 8/31/2000                    25,000,000   24,996,326
-----------------------------------------------------------------------------
Allfirst Bank, 6.85%*, 9/7/2000                     45,000,000   44,998,219
-----------------------------------------------------------------------------
American Express Centurian Bank, 6.61%*, 8/5/2000   50,000,000   49,995,878
-----------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                                            Principal
                                                           Amount ($)      Value ($)
------------------------------------------------------------------------------------
American Express Centurian Bank, 6.6%*, 8/19/2000         50,000,000      49,995,692
------------------------------------------------------------------------------------
AmSouth Bank NA, 6.72%*, 8/1/2000                         20,000,000      19,996,393
------------------------------------------------------------------------------------
AmSouth Bank NA, 6.66%*, 8/11/2000                        25,000,000      24,999,932
------------------------------------------------------------------------------------
AmSouth Bank NA, 6.88%*, 9/11/2000                        40,000,000      40,000,000
------------------------------------------------------------------------------------
Bank of America NA, 6.67%*, 8/1/2000                      80,000,000      80,000,000
------------------------------------------------------------------------------------
Bank of America NA, 7.4%, 5/25/2001                       20,000,000      20,000,000
------------------------------------------------------------------------------------
CIT Group Holdings, Inc., 6.8%*, 9/6/2000                 35,000,000      34,985,576
------------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce, 6.65%*, 8/1/2000      45,000,000      44,978,252
------------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce, 7.18%, 5/10/2001      25,000,000      24,998,175
------------------------------------------------------------------------------------
Comerica Bank, 6.64%*, 8/1/2000                           50,000,000      49,983,763
------------------------------------------------------------------------------------
Comerica Bank, 6.58%*, 8/12/2000                          35,000,000      34,993,824
------------------------------------------------------------------------------------
FCC National Bank, 6.9%*, 9/2/2000                        40,000,000      40,006,204
------------------------------------------------------------------------------------
First Union National Bank, 6.67%*, 8/1/2000               25,000,000      25,000,000
------------------------------------------------------------------------------------
First Union National Bank, 6.68%*, 8/1/2000               35,000,000      35,000,000
------------------------------------------------------------------------------------
First Union National Bank, 6.87%*, 8/1/2000               20,000,000      20,002,374
------------------------------------------------------------------------------------
Fleet Boston National Bank, 6.77%*, 8/1/2000              15,000,000      15,012,491
------------------------------------------------------------------------------------
Harris Trust & Savings, 6.57%*, 8/12/2000                 45,000,000      44,984,466
------------------------------------------------------------------------------------
Key Bank NA, 6.62%*, 8/8/2000                             50,000,000      49,991,885
------------------------------------------------------------------------------------
Key Bank NA, 6.76%*, 8/25/2000                            50,000,000      49,985,337
------------------------------------------------------------------------------------
Mellon Bank NA, 6.82%, 8/30/2000                          55,000,000      54,998,693
------------------------------------------------------------------------------------
JP Morgan & Co., Inc., 6.62%*, 8/17/2000                  35,000,000      35,000,000
------------------------------------------------------------------------------------
National Bank Canada, 6.8%*, 8/22/2000                    45,000,000      44,993,206
------------------------------------------------------------------------------------
National City Bank, 6.38%*, 8/1/2000                      45,000,000      45,001,434
------------------------------------------------------------------------------------
National City Bank, 6.58%*, 8/22/2000                     20,000,000      20,001,659
------------------------------------------------------------------------------------
Old Kent Bank, 6.67%*, 8/1/2000                           15,000,000      15,000,000
------------------------------------------------------------------------------------
US Bank NA, 6.74%*, 8/1/2000                              30,000,000      29,997,315
------------------------------------------------------------------------------------
Total Certificates of Deposit
(Cost $1,069,897,094)                                                  1,069,897,094
------------------------------------------------------------------------------------

Short-Term and Medium-Term Notes 4.2%
------------------------------------------------------------------------------------
American Honda Finance Corp., 6.62%*, 8/13/2000          25,000,000       24,998,257
------------------------------------------------------------------------------------
Bank One Corp., 6.65%*, 8/4/2000                         10,000,000        9,999,829

    The accompanying notes are an integral part of the financial statements.

                                                            Principal
                                                           Amount ($)      Value ($)
--------------------------------------------------------------------------------------
Bank One Corp., 6.80%*, 10/5/2000                          40,000,000       39,996,526
--------------------------------------------------------------------------------------
Capital One Funding, 6.7%*, 8/3/2000                       19,866,000       19,866,000
--------------------------------------------------------------------------------------
Capital One Funding, 6.7%*, 8/3/2000                       18,900,000       18,900,000
--------------------------------------------------------------------------------------
Capital One Funding, 6.7%*, 8/3/2000                       26,022,000       26,022,000
--------------------------------------------------------------------------------------
Federal National Mortgage Association, 6.48%,
   2/22/2001                                               25,000,000       24,975,750
--------------------------------------------------------------------------------------
Goldman Sachs Group, 6.65%*, 8/1/2000                      25,000,000       25,000,000
--------------------------------------------------------------------------------------
Student Loan Marketing Association, 6.45%*, 8/1/2000       20,000,000       19,985,990
--------------------------------------------------------------------------------------
Total Short-Term and Medium-Term Notes
(Cost: $209,744,352)                                                       209,744,352
--------------------------------------------------------------------------------------
Total Investment Portfolio
(Cost $5,087,011,589) (a)                                               $5,087,011,589
--------------------------------------------------------------------------------------

Interest rates represent annualized yield to date of maturity, except for floating rate securities described below.

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury bill rate. These securities are shown at their current rate as of July 31, 2000. The dates shown represent the demand date or next interest rate change date.

** Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities.

(a)  Cost for federal income tax purposes was $5,087,011,589.


    The accompanying notes are an integral part of the financial statements.

portfolio of investments
July 31, 2000

                                                        Principal
                                                        Amount ($)       Value ($)
---------------------------------------------------------------------------------

Zurich Government Money Fund
---------------------------------------------------------------------------------

Repurchase Agreements 46.1%
---------------------------------------------------------------------------------
Bear Stearns Cos., Inc.
   6.68%, to be repurchased at $60,011,133 on
   8/1/2000                                              60,000,000    60,000,000
---------------------------------------------------------------------------------
Bear Stearns Cos., Inc.
   6.53%, to be repurchased at $35,019,046 on
   8/3/2000                                              35,000,000    35,000,000
---------------------------------------------------------------------------------
Chase Securities, Inc.
   6.53%, to be repurchased at $55,019,953 on
   8/2/0000                                              55,000,000    55,000,000
---------------------------------------------------------------------------------
First Boston
   6.5%, to be repurchased at $80,014,444 on 8/1/2000    80,000,000    80,000,000
---------------------------------------------------------------------------------
Goldman Sachs
   6.55%, to be repurchased at $42,053,492 on
   8/7/2000                                              42,000,000    42,000,000
---------------------------------------------------------------------------------
Lehman Brothers
   6.51%, to be repurchased at $30,021,700 on
   8/4/2000                                              30,000,000    30,000,000
---------------------------------------------------------------------------------
State Street Bank and Trust Co.

   6.53%, to be repurchased at $4,898,884 on 8/1/2000     4,898,000     4,898,000
---------------------------------------------------------------------------------
Total Repurchase Agreements
(Cost $306,898,000)**                                                 306,898,000
---------------------------------------------------------------------------------

Short-Term and Medium-Term Notes 53.9%
---------------------------------------------------------------------------------
Export-Import Bank, 6.82%*, 9/21/2000                     9,000,000     9,000,000
---------------------------------------------------------------------------------
Federal Agricultural Mortgage Corp., 6.59%*, 8/1/2000    15,000,000    15,000,000
---------------------------------------------------------------------------------
Federal Farm Credit Bank, 6.52%*, 8/1/2000               25,000,000    24,991,385
---------------------------------------------------------------------------------
Federal Farm Credit Bank, 6.67%*, 8/1/2000               10,000,000     9,998,278
---------------------------------------------------------------------------------
Federal Home Loan Bank, 6.49%*, 8/2/2000                 10,000,000    10,000,000
---------------------------------------------------------------------------------
Federal Home Loan Bank, 6.49%*, 8/2/2000                 15,000,000    15,000,000
---------------------------------------------------------------------------------
Federal Home Loan Bank, 6.49%*, 8/21/2000                35,000,000    34,998,559
---------------------------------------------------------------------------------
Federal Home Loan Bank, 6.5%, 9/21/2000                  10,000,000     9,907,917
---------------------------------------------------------------------------------
Federal Home Loan Bank, 6.57%*, 8/27/2000                14,000,000    14,000,000
---------------------------------------------------------------------------------
Federal Home Loan Bank, 6.57%, 2/9/2001                   7,500,000     7,500,675
---------------------------------------------------------------------------------
Federal Home Loan Bank, 6.6%*, 9/29/2000                 30,000,000    29,996,654

    The accompanying notes are an integral part of the financial statements.


                                       17

                                                         Principal
                                                          Amount ($)    Value ($)
---------------------------------------------------------------------------------
Federal Home Loan Bank, 6.69%, 5/2/2001                    7,000,000    6,922,298
---------------------------------------------------------------------------------
Federal Home Loan Bank, 6.95%, 5/8/2001                    5,000,000    4,990,334
---------------------------------------------------------------------------------
Federal Home Loan Bank, 7.13%, 5/18/2001                   5,160,000    5,153,841
---------------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation, 6.9%,
   2/8/2001                                                5,000,000    4,983,900
---------------------------------------------------------------------------------
Federal National Mortgage Association, 5.24%,
   5/24/2001                                              15,000,000   15,000,000
---------------------------------------------------------------------------------
Federal National Mortgage Association, 6.49%*,            20,000,000   19,985,917
   8/1/2000
---------------------------------------------------------------------------------
Federal National Mortgage Association, 6.53%*,
   8/1/2000                                               12,500,000   12,500,000
---------------------------------------------------------------------------------
Federal National Mortgage Association, 6.55%,
   3/20/2001                                               7,000,000    6,999,867
---------------------------------------------------------------------------------
Federal National Mortgage Association, 6.58%,
   2/22/2001                                               7,500,000    7,492,725
---------------------------------------------------------------------------------
Federal National Mortgage Association, 6.66%*,
   9/6/2000                                               10,000,000    9,999,405
---------------------------------------------------------------------------------
Federal National Mortgage Association, 6.89%*,
   8/1/2000                                               10,000,000   10,000,579
---------------------------------------------------------------------------------
Overseas Private Investment Corp., 6.84%*, 8/1/2000        3,334,000    3,334,000
---------------------------------------------------------------------------------
Overseas Private Investment Corp., 6.84%*, 8/1/2000        2,667,200    2,667,200
---------------------------------------------------------------------------------
Overseas Private Investment Corp., 6.84%*, 8/1/2000          833,500      833,500
---------------------------------------------------------------------------------
Overseas Private Investment Corp., 6.84%*, 8/1/2000        2,417,150    2,417,150
---------------------------------------------------------------------------------
Student Loan Marketing Association, 6.45%*, 8/1/2000      54,550,000   54,503,920
---------------------------------------------------------------------------------
Student Loan Marketing Association, 6.84%*, 8/1/2000      10,000,000   10,000,000
---------------------------------------------------------------------------------
Total Short-Term and Medium-Term Notes
(Cost $358,178,104)                                                   358,178,104
---------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0%
(Cost $665,076,104) (a)                                           $   665,076,104
---------------------------------------------------------------------------------

Interest rates represent annualized yield to date of maturity, except for floating rate securities described below.

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury bill rate. These securities are shown at their current rate as of July 31, 2000. The dates shown represent the demand date or next interest rate change date.

** Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities.

(a)  Cost for federal income tax purposes is $665,076,104.

    The accompanying notes are an integral part of the financial statements.

portfolio of investments
July 31, 2000

                                                      Principal
                                                     Amount ($)    Value ($)
----------------------------------------------------------------------------

Zurich Tax-Free Money Fund
----------------------------------------------------------------------------

Variable Rate Demand Securities* 61.5%
----------------------------------------------------------------------------
Alaska
----------------------------------------------------------------------------
City of Valdez
   Exxon Pipeline Project, 4.2%                       2,500,000    2,500,000
----------------------------------------------------------------------------
Alabama
----------------------------------------------------------------------------
Birmingham
   Special Care Facilities Finance Authority, 4.5%    4,800,000    4,800,000
----------------------------------------------------------------------------
Mobile
   Special Care Facilities Finance Authority, 4.5%    5,000,000    5,000,000
----------------------------------------------------------------------------
Arizona
----------------------------------------------------------------------------
Maricopa County
   Pollution Control Revenue, 4.25%-4.4%              5,000,000    5,000,000
----------------------------------------------------------------------------
California
----------------------------------------------------------------------------
Los Angeles
   Harbor Improvement Corp., 4.4%                    11,200,000   11,200,000
----------------------------------------------------------------------------
Statewide Communities Development Authority
   Poinsettia Apartments Project, 5.43%               5,000,000    5,000,000
----------------------------------------------------------------------------
Colorado
----------------------------------------------------------------------------
Health Facilities Authority
   Bethesda Living Center Project, 4.33%              4,050,000    4,050,000
----------------------------------------------------------------------------
Covenant Retirement Project, 4.33%                    5,000,000    5,000,000
----------------------------------------------------------------------------
Frasier Meadows Manor Project, 4.33%                  3,940,000    3,940,000
----------------------------------------------------------------------------
District of Columbia
----------------------------------------------------------------------------
General Obligation, 4.35%                             2,150,000    2,150,000
----------------------------------------------------------------------------
The Washington Home, Inc., 4.35%                      7,475,000    7,475,000
----------------------------------------------------------------------------
Florida
----------------------------------------------------------------------------
Broward County
   Industrial Development Authority, 4.55%            5,770,000    5,770,000
----------------------------------------------------------------------------
Orange County
   Presbyterian Retirement Community, 4.3%           10,000,000   10,000,000

    The accompanying notes are an integral part of the financial statements.

                                                      Principal
                                                     Amount ($)    Value ($)
------------------------------------------------------------------------------

Putnam County
   Pollution Control Revenue, 4.35%                     1,200,000    1,200,000
------------------------------------------------------------------------------
Sarasota County
   Health Facilities Authority, 4.3%                    4,400,000    4,400,000
------------------------------------------------------------------------------
Sunshine State Government Finance Committee Revenue,
   4.3%                                                13,700,000   13,700,000
------------------------------------------------------------------------------
University of N. Florida Capital Improvement
   Revenue, 4.35%                                      11,500,000   11,500,000
------------------------------------------------------------------------------
Georgia
------------------------------------------------------------------------------
Burke County
   Development Authority Pollution Control Revenue,
   4.3%                                                 6,400,000    6,400,000
------------------------------------------------------------------------------
Cartersville
   Industrial Development Revenue, 4.65%                3,600,000    3,600,000
------------------------------------------------------------------------------
Fayette County
   Educational Facilities Authority, 4.3%               7,035,000    7,035,000
------------------------------------------------------------------------------
Fulton County
   Development Authority Pollution Control Revenue,
   4.25%                                                5,970,000    5,970,000
------------------------------------------------------------------------------
Gainesville-Riverside
   Redevelopment Authority Revenue, 4.3%               10,000,000   10,000,000
------------------------------------------------------------------------------
Willacoochie
   Development Authority Pollution Control Revenue,
   4.4%                                                 7,000,000    7,000,000
------------------------------------------------------------------------------
Illinois
------------------------------------------------------------------------------
Chicago
   Industrial Development Revenue, 4.5%                 3,400,000    3,400,000
------------------------------------------------------------------------------
Cicero
   Industrial Development Revenue, 4.5%                 2,650,000    2,650,000
------------------------------------------------------------------------------
Development Finance Authority
   Crane-Tripp Partners Project, 4.4%                   4,290,000    4,290,000
------------------------------------------------------------------------------
Home Run Inn Frozen Foods, 4.4%                         6,960,000    6,960,000
------------------------------------------------------------------------------
MC Productions LLC Project, 4.5%                        3,965,000    3,965,000
------------------------------------------------------------------------------
Whitting Corporation Project, 4.5%                      4,000,000    4,000,000
------------------------------------------------------------------------------
Health Facilities Authority                             8,070,000    8,070,000
   Lutheran Home Project, 4.5%

    The accompanying notes are an integral part of the financial statements.

                                              Principal
                                             Amount ($)    Value ($)
-------------------------------------------------------------------

Hillside
   Economic Development Authority, 4.35%     5,520,000    5,520,000
-------------------------------------------------------------------
McHenry
   Industrial Development Revenue, 4.35%     5,500,000    5,500,000
-------------------------------------------------------------------
Mundelein-MacLean
   Industrial Development Revenue, 4.35%     6,500,000    6,500,000
-------------------------------------------------------------------
Springfield
   Industrial Development Revenue, 4.5%      6,500,000    6,500,000
-------------------------------------------------------------------
Woodridge
   Industrial Development Revenue, 4.5%      5,100,000    5,100,000
-------------------------------------------------------------------
Woodstock
   Industrial Development Revenue, 4.5%      4,965,000    4,965,000
-------------------------------------------------------------------
Indiana
-------------------------------------------------------------------
Health Facilities Authority, 4.5%            9,000,000    9,000,000
-------------------------------------------------------------------
Jasper County
   Pollution Control Revenue, 4.25%          1,900,000    1,900,000
-------------------------------------------------------------------
Rockport
   Pollution Control Revenue, 4.35%         10,005,000   10,005,000
-------------------------------------------------------------------
Kentucky
-------------------------------------------------------------------
Jeffersontown
   Lease Program Revenue, 4.3%               3,000,000    3,000,000
-------------------------------------------------------------------
Lexington-Fayette County
   EPI Corporation Project, 4.65%            3,900,000    3,900,000
-------------------------------------------------------------------
Lexington Christian Academy Project, 4.4%    8,600,000    8,600,000
-------------------------------------------------------------------
Mason County
   Pollution Control Revenue, 4.35%         18,000,000   18,000,000
-------------------------------------------------------------------
Mayfield
   Multi-City Lease Revenue, 4.4%            3,590,000    3,590,000
-------------------------------------------------------------------
Louisiana
-------------------------------------------------------------------
Caddo Parish
   Industrial Development Revenue, 4.45%     8,500,000    8,500,000

    The accompanying notes are an integral part of the financial statements.

                                                  Principal
                                                 Amount ($)    Value ($)
------------------------------------------------------------------------

Michigan
------------------------------------------------------------------------
Higher Education Authority                        2,300,000    2,300,000
   Student Loans, 4.3%
------------------------------------------------------------------------
University of Michigan Hospital Revenue, 4.25%    4,200,000    4,200,000
------------------------------------------------------------------------
Missouri
------------------------------------------------------------------------
St. Louis
   Development Financial Authority, 4.43%         5,000,000    5,000,000
------------------------------------------------------------------------
Environmental Improvement and Energy Reserve
   Authority, 4.35%                               4,555,000    4,555,000
------------------------------------------------------------------------
Montana
------------------------------------------------------------------------
Forsyth
   Pollution Control Revenue, 4.35%               1,000,000    1,000,000
------------------------------------------------------------------------
North Carolina
------------------------------------------------------------------------
Wingate University
   Educational Facilities Authority, 4.3%        13,380,000   13,380,000
------------------------------------------------------------------------
North Dakota
------------------------------------------------------------------------
Mercer County
   Pollution Control Revenue, 4.35%               6,200,000    6,200,000
------------------------------------------------------------------------
New Mexico
------------------------------------------------------------------------
Belen
   Industrial Development Revenue, 4.5%           4,225,000    4,225,000
------------------------------------------------------------------------
Farmington
   El Paso Electric Co. Project, 4.4%             6,300,000    6,300,000
------------------------------------------------------------------------
Pollution Control Revenue, 4.2%                   4,100,000    4,100,000
------------------------------------------------------------------------
Nevada
------------------------------------------------------------------------
Department of Commerce, 4.35%                     4,900,000    4,900,000
------------------------------------------------------------------------
Ohio
------------------------------------------------------------------------
Higher Education Facilities Authority, 4.4%       8,500,000    8,500,000
------------------------------------------------------------------------
Lorain
   Port Authority, 4.5%                           3,500,000    3,500,000
------------------------------------------------------------------------
Portage County                                    4,600,000    4,600,000
   Industrial Development Revenue, 4.45%

    The accompanying notes are an integral part of the financial statements.

                                                         Principal
                                                        Amount ($)    Value ($)
------------------------------------------------------------------------------

Pennsylvania
------------------------------------------------------------------------------
Allentown
   Area Hospital Authority, 4.35%                       6,850,000    6,850,000
------------------------------------------------------------------------------
Emmaus
   General Authority Revenue, 4.31%                    13,000,000   13,000,000
------------------------------------------------------------------------------
Lancaster County
   Hospital Finance Authority, 4.33%                    5,000,000    5,000,000
------------------------------------------------------------------------------
Philadelphia
   Industrial Development Authority, 4.55%              6,500,000    6,500,000
------------------------------------------------------------------------------
Multi-Family Development Authority, 4.35%               7,580,000    7,580,000
------------------------------------------------------------------------------
Tennesse
------------------------------------------------------------------------------
Maury County
   Saturn Corp. Project, 4.35%                          2,500,000    2,500,000
------------------------------------------------------------------------------
Texas
------------------------------------------------------------------------------
Brazos River Authority
   Pollution Control Revenue, 4.4%                      1,300,000    1,300,000
------------------------------------------------------------------------------
Harris County
   Health Facilities Authority, 4.4%                   12,200,000   12,200,000
------------------------------------------------------------------------------
Small Business Industrial Development Corp.
   Industrial Development Revenue, 4.35%               15,260,000   15,260,000
------------------------------------------------------------------------------
Utah
------------------------------------------------------------------------------
Salt Lake County
   Pollution Control Revenue, 4.25%                     2,200,000    2,200,000
------------------------------------------------------------------------------
Vermont
------------------------------------------------------------------------------
Student Association Corp, 4.45%                         7,000,000    7,000,000
------------------------------------------------------------------------------
Virginia
------------------------------------------------------------------------------
Loudoun County,
   Industrial Development Authority, 4.4%               5,660,000    5,660,000
------------------------------------------------------------------------------
Wisconsin
------------------------------------------------------------------------------
Eau Claire
   Solid Waste Disposal Revenue, 4.5%                  10,000,000   10,000,000
------------------------------------------------------------------------------
Health and Education Facilities Authority
   University of Wisconsin Medical Foundation, 4.25%    8,000,000    8,000,000

    The accompanying notes are an integral part of the financial statements.

                                                         Principal
                                                        Amount ($)    Value ($)
------------------------------------------------------------------------------

Manitowoc
   Industrial Development Revenue, 4.5%                3,840,000     3,840,000
------------------------------------------------------------------------------
Total Variable Rate Demand Securities
(Cost $456,255,000)                                                456,255,000
------------------------------------------------------------------------------

Other Securities 38.5%
------------------------------------------------------------------------------
Alaska
------------------------------------------------------------------------------
City of Valdez
   Atlantic Richfield Project, 4.1%, 8/11/2000         6,000,000     6,000,000
------------------------------------------------------------------------------
Arizona
------------------------------------------------------------------------------
Agricultural Improvement and Power District
   Salt River Project, 4.25%-4.7%,
   8/11/2000-8/14/2000                                11,000,000    11,000,000
------------------------------------------------------------------------------
Colorado
------------------------------------------------------------------------------
Platte River Power Authority, 4.3%, 8/24/2000          7,900,000     7,900,000
------------------------------------------------------------------------------
Florida
------------------------------------------------------------------------------
Gainsville Utilities Authority, 4.7%, 8/11/2000        3,000,000     3,000,000
------------------------------------------------------------------------------
Municipal Power Agency, 4.15%, 8/28/2000               8,350,000     8,350,000
------------------------------------------------------------------------------
Orange County
   Health Facilities Authority, 4.1%, 8/7/2000         8,700,000     8,700,000
------------------------------------------------------------------------------
Pinellas County
   Educational Facilities Authority, 4.1%-4.35%,
   8/8/2000-8/15/2000                                 11,900,000    11,900,000
------------------------------------------------------------------------------
Sarasota County
   Sarasota Memorial Hospital Project, 4.25%,
   8/9/2000                                            5,000,000     5,000,000
------------------------------------------------------------------------------
Illinois
------------------------------------------------------------------------------
Educational Facilities Authority, 4.65%, 9/12/2000    10,700,000    10,700,000
------------------------------------------------------------------------------
Health Facilities Authority, 4.4%, 10/2/2000           7,000,000     7,000,000
------------------------------------------------------------------------------
Indiana
------------------------------------------------------------------------------
Jasper County
   Industrial Pollution Control Revenue, 4.3%,
   8/7/2000                                           14,000,000    14,000,000
------------------------------------------------------------------------------
Kentucky
------------------------------------------------------------------------------
Roadfund First Series -- 4.7%, 8/10/2000               9,000,000     9,000,000

    The accompanying notes are an integral part of the financial statements.

                                                        Principal
                                                       Amount ($)    Value ($)
------------------------------------------------------------------------------

Danville County
   Multi-City Lease Revenue, 4.25%, 10/10/2000         12,000,000   12,000,000
------------------------------------------------------------------------------
Pendleton County
   Multi-City Lease Revenue, 4.25%, 10/10/2000         11,500,000   11,500,000
------------------------------------------------------------------------------
Louisiana
------------------------------------------------------------------------------
Industrial District of West Baton Rouge
   Pollution Control Revenue, 4.45%-4.75%,
   8/10/2000-8/15/2000                                 11,050,000   11,050,000
------------------------------------------------------------------------------
Maryland
------------------------------------------------------------------------------
Anne Arundel County
   Baltimore Gas and Electric Co., 4.25%, 10/10/2000   12,600,000   12,600,000
------------------------------------------------------------------------------
Baltimore
   Baltimore Gas and Electric Co., 4.2%, 9/8/2000       6,500,000    6,500,000
------------------------------------------------------------------------------
Michigan
------------------------------------------------------------------------------
Strategic Fund, 4.7%-4.75%, 8/10/2000-8/14/2000        11,050,000   11,050,000
------------------------------------------------------------------------------
Mississippi
------------------------------------------------------------------------------
Claiborne County
   Pollution Control Revenue, 4.15%, 9/7/2000           3,700,000    3,700,000
------------------------------------------------------------------------------
Nebraska
------------------------------------------------------------------------------
Omaha
   Public Power Agency, 4.25%-4.65%,
   8/9/2000-9/7/2000                                   13,000,000   13,000,000
------------------------------------------------------------------------------
New Hampshire
------------------------------------------------------------------------------
General Obligation, 4.25%, 8/10/2000                    6,000,000    6,000,000
------------------------------------------------------------------------------
Nevada
------------------------------------------------------------------------------
Las Vegas
   Valley Water Project, 4.7%, 8/14/2000                4,000,000    4,000,000
------------------------------------------------------------------------------
New York
------------------------------------------------------------------------------
Nassau County
   Long Island Power Service, 4.65%, 9/13/2000          4,000,000    4,000,000
------------------------------------------------------------------------------
Tax Anticipation Note, 4%, 8/31/2000                    4,500,000    4,502,690
------------------------------------------------------------------------------
Oklahoma
------------------------------------------------------------------------------
Oklahoma City General Obligation, 4.65%, 8/14/2000      3,000,000    3,000,000

    The accompanying notes are an integral part of the financial statements.

                                                         Principal
                                                        Amount ($)    Value ($)
--------------------------------------------------------------------------------

Texas
--------------------------------------------------------------------------------
Brazos River Authority
   Pollution Control Revenue, 4.75%, 8/14/2000           3,000,000     3,000,000
--------------------------------------------------------------------------------
Harris County
   Health Facilities Authority, 4.25%, 8/9/2000          4,400,000     4,400,000
--------------------------------------------------------------------------------
Houston
   Water & Sewer Authority, 4.7%, 8/14/2000              5,000,000     5,000,000
--------------------------------------------------------------------------------
San Antonio
   Electric and Gas Revenue, 4.35%,
   8/23/2000-9/12/2000                                  10,000,000    10,000,000
--------------------------------------------------------------------------------
Municipal Power Agency, 4.7%, 9/13/2000                  6,000,000     6,000,000
--------------------------------------------------------------------------------
Tax and Revenue Anticipation Notes, 3.7%-3.72%,
   8/31/2000                                            24,600,000    24,615,309
--------------------------------------------------------------------------------
University of Texas, 4.65%, 9/13/2000                    4,000,000     4,000,000
--------------------------------------------------------------------------------
Utah
--------------------------------------------------------------------------------
Intermountain Power Agency, 4.3%-4.7%,
   8/16/2000-9/13/2000                                  12,300,000    12,300,000
--------------------------------------------------------------------------------
Virginia
--------------------------------------------------------------------------------
Chesterfield County
   Industrial Development Authority, 4.3%, 8/11/2000     4,300,000     4,300,000
--------------------------------------------------------------------------------
Louisa County
   Industrial Development Authority, 4.4%-4.25%
   8/28/2000-9/27/2000                                   6,000,000     6,000,000
--------------------------------------------------------------------------------
Total Other Securities
(Cost $285,067,999)                                                  285,067,999
--------------------------------------------------------------------------------

Interest rates represent annualized yield to date of maturity, except for variable rate demand securities described below.

* Variable rate demand securities are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury bill rate. These securities are shown at their current rate as of July 31, 2000, and are payable within five business days.

(a)  Cost for federal income tax purposes is $741,322,999.

    The accompanying notes are an integral part of the financial statements.

financial statements

Statement of Assets and Liabilities

July 31, 2000                  Money Market      Government        Tax-Free
-------------------------------------------------------------------------------
Assets
-------------------------------------------------------------------------------
Investments in securities,
  at amortized cost:
  Short-term securities      $ 5,079,760,589  $   358,178,104  $   741,322,999
-------------------------------------------------------------------------------
Repurchase agreements              7,251,000      306,898,000               --
-------------------------------------------------------------------------------
Cash                               8,356,342               --        3,784,863
-------------------------------------------------------------------------------
Receivable for investments
  sold                                    --               --          360,305
-------------------------------------------------------------------------------
Interest receivable               21,595,326        4,089,404        4,517,574
-------------------------------------------------------------------------------
Receivable for Fund shares
  sold                            22,002,681        2,165,349        1,884,357
-------------------------------------------------------------------------------
Total Assets                   5,138,965,938      671,330,857      751,870,098
-------------------------------------------------------------------------------
Liabilities
-------------------------------------------------------------------------------
Due to custodian bank                     --          416,626               --
-------------------------------------------------------------------------------
Dividends payable                  5,221,155          680,433          484,791
-------------------------------------------------------------------------------
Payable for Fund shares
  redeemed                        26,466,073        1,641,267        5,550,983
-------------------------------------------------------------------------------
Accrued management fee             1,112,254          146,890          166,000
-------------------------------------------------------------------------------
Other accrued expenses and
  payables                         2,265,975          232,326          284,258
-------------------------------------------------------------------------------
Total Liabilities                 35,065,457        3,117,542        6,486,032
-------------------------------------------------------------------------------
Net assets, at value         $ 5,103,900,481  $   668,213,315  $   745,384,066
-------------------------------------------------------------------------------
Net Assets
-------------------------------------------------------------------------------
Shares outstanding             5,103,900,481      668,213,315      745,384,066
-------------------------------------------------------------------------------
Net asset value, offering
  and redemption price per
  share (Net asset value /
  outstanding shares of
  beneficial interest, no
  par value, unlimited
  number of shares
  authorized)                $          1.00  $          1.00  $          1.00
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

Statement of Operations

Year ended July 31, 2000       Money Market      Government        Tax-Free
-------------------------------------------------------------------------------

Investment Income
-------------------------------------------------------------------------------
Income:
Interest                     $   308,496,359  $    39,881,794  $    29,886,580
-------------------------------------------------------------------------------
Expenses:
Management fee                    13,606,675        1,816,620        2,045,830
-------------------------------------------------------------------------------
Services to shareholders           7,873,170          857,269          703,571
-------------------------------------------------------------------------------
Custodian fees                       168,757           55,337           42,104
-------------------------------------------------------------------------------
Auditing                              75,555            9,437           32,397
-------------------------------------------------------------------------------
Legal                                 80,075           12,349           19,469
-------------------------------------------------------------------------------
Trustees' fees and expenses           54,750           27,994           24,584
-------------------------------------------------------------------------------
Reports to shareholders               78,257           82,731           28,125
-------------------------------------------------------------------------------
Registration fees                    292,140           72,730          115,190
-------------------------------------------------------------------------------
Other                                197,205           38,596               --
-------------------------------------------------------------------------------
Total expenses, before
  expense reductions              22,426,584        2,973,063        3,011,270
-------------------------------------------------------------------------------
Expense reductions                  (241,070)         (32,940)         (47,713)
-------------------------------------------------------------------------------
Total expenses, after
  expense reductions              22,185,514        2,940,123        2,963,557
-------------------------------------------------------------------------------
Net investment income            286,310,845       36,941,671       26,923,023
-------------------------------------------------------------------------------
Net increase in net assets
  resulting from operations  $   286,310,845  $    36,941,671  $    26,923,023
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Money Market

                                                       Year ended July 31,
                                                     2000             1999
-------------------------------------------------------------------------------

Increase (Decrease) in Net Assets
-------------------------------------------------------------------------------
Operations:
Net investment income                         $   286,310,845  $   232,624,260
-------------------------------------------------------------------------------
Distributions to shareholders from net
  investment income                              (286,310,845)    (232,624,260)
-------------------------------------------------------------------------------
Fund share transactions at net asset value of
  $1 per share:
Proceeds from shares sold                       7,683,681,521    8,713,747,186
-------------------------------------------------------------------------------
Reinvestment of distributions                     275,652,792      223,034,726
-------------------------------------------------------------------------------
Cost of shares redeemed                        (7,964,964,771)  (8,365,877,865)
-------------------------------------------------------------------------------
Net increase (decrease) from Fund share
  transactions and total increase (decrease)
  in net assets                                    (5,630,458)      570,904,047
-------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------
Beginning of period                             5,109,530,939    4,538,626,892
-------------------------------------------------------------------------------
End of period                                 $ 5,103,900,481  $ 5,109,530,939
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Government

                                                       Year ended July 31,
                                                      2000             1999
-------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
-------------------------------------------------------------------------------
Operations:
Net investment income                         $    36,941,671  $    33,081,712
-------------------------------------------------------------------------------
Distributions to shareholders from net
  investment income                               (36,941,671)     (33,081,712)
-------------------------------------------------------------------------------
Fund share transactions at net asset value of
  $1 per share:
Proceeds from shares sold                         630,833,104      660,407,000
-------------------------------------------------------------------------------
Reinvestment of distributions                      35,715,975       31,985,558
-------------------------------------------------------------------------------
Cost of shares redeemed                          (710,119,575)    (667,480,000)
-------------------------------------------------------------------------------
Net increase (decrease) from Fund share
  transactions and total increase (decrease)
  in net assets                                   (43,570,496)       24,912,558
-------------------------------------------------------------------------------
Net Assets
-------------------------------------------------------------------------------
Beginning of period                               711,783,811       686,871,253
-------------------------------------------------------------------------------
End of period                                 $   668,213,315   $   711,783,811
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Tax-Free

                                                      Year ended July 31,
                                                     2000             1999
-------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
-------------------------------------------------------------------------------
Operations:
Net investment income                         $    26,923,023  $    23,615,669
-------------------------------------------------------------------------------
Distributions to shareholders from net
  investment income                               (26,923,023)     (23,615,669)
-------------------------------------------------------------------------------
Fund share transactions at net asset value of
  $1 per share:
Proceeds from shares sold                         873,623,983      908,119,338
-------------------------------------------------------------------------------
Reinvestment of distributions                      26,054,482       22,976,444
-------------------------------------------------------------------------------
Cost of shares redeemed                          (950,353,847)    (950,930,278)
-------------------------------------------------------------------------------
Net increase (decrease) from Fund share
  transactions and total increase (decrease)
  in net assets                                $  (50,675,382)  $  (19,834,496)
-------------------------------------------------------------------------------
Net Assets
-------------------------------------------------------------------------------
Beginning of period                               796,059,448      815,893,944
-------------------------------------------------------------------------------
End of period                                 $   745,384,066  $   796,059,448
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

financial highlights


The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Zurich Money Market Fund

Year ended July 31,             2000      1999      1998      1997       1996
-------------------------------------------------------------------------------
Net asset value, beginning
  of period                  $ 1.00      1.00      1.00      1.00       1.00
-------------------------------------------------------------------------------
Net investment income          0.06      0.05      0.05      0.05       0.05
-------------------------------------------------------------------------------
Less distributions from net
  investment income           (0.06)    (0.05)    (0.05)    (0.05)     (0.05)
-------------------------------------------------------------------------------
Net asset value, end of
   period                    $ 1.00      1.00      1.00      1.00       1.00
-------------------------------------------------------------------------------
Total Return (%)               5.78      4.89      5.38      5.27       5.34
-------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
-------------------------------------------------------------------------------
Net assets, end of period
  ($ millions)                5,104     5,110     4,539     4,362      4,226
-------------------------------------------------------------------------------
Ratio of expenses before
  expense reductions  (%)      0.44      0.46      0.48      0.45       0.50
-------------------------------------------------------------------------------
Ratio of expenses after
  expense reductions  (%)      0.44      0.46      0.48      0.45       0.50
-------------------------------------------------------------------------------
Ratio of net investment
  income (%)                   5.61      4.78      5.24      5.14       5.20
-------------------------------------------------------------------------------

Zurich Government Money Fund

Year ended July 31,             2000      1999      1998      1997       1996
-------------------------------------------------------------------------------
Net asset value, beginning
  of period                  $ 1.00      1.00      1.00      1.00       1.00
-------------------------------------------------------------------------------
Net investment income          0.05      0.05      0.05      0.05       0.05
-------------------------------------------------------------------------------
Less distributions from net
  investment income           (0.05)    (0.05)    (0.05)    (0.05)     (0.05)
-------------------------------------------------------------------------------
Net asset value, end of
  period                     $ 1.00      1.00      1.00      1.00       1.00
-------------------------------------------------------------------------------
Total Return (%)               5.59      4.78      5.33      5.26       5.34
-------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
-------------------------------------------------------------------------------
Net assets, end of period
  ($ millions)                  668       712       687       671        672
-------------------------------------------------------------------------------
Ratio of expenses before
  expense reductions (%)       0.44      0.43      0.43      0.44       0.46
-------------------------------------------------------------------------------
Ratio of expenses after
  expense reductions (%)       0.43      0.43      0.43      0.44       0.46
-------------------------------------------------------------------------------
Ratio of net investment
  income (%)                   5.43      4.67      5.20      5.13       5.20
-------------------------------------------------------------------------------

Zurich Tax-Free Money Fund

Year ended July 31,             2000      1999      1998      1997       1996
-------------------------------------------------------------------------------
Net asset value, beginning
  of period                  $ 1.00      1.00      1.00      1.00       1.00
-------------------------------------------------------------------------------
Net investment income          0.04      0.03      0.03      0.03       0.03
-------------------------------------------------------------------------------
Less distributions from net
  investment income           (0.04)    (0.03)    (0.03)    (0.03)     (0.03)
-------------------------------------------------------------------------------
Net asset value, end of
  period                     $ 1.00      1.00      1.00      1.00       1.00
-------------------------------------------------------------------------------
Total Return (%)               3.58      2.97      3.46      3.39       3.44
-------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
-------------------------------------------------------------------------------
Net assets, end of period
  ($ millions)                  745       796       816       771        729
-------------------------------------------------------------------------------
Ratio of expenses before
  expense reductions (%)       0.39      0.36      0.36      0.37       0.39
-------------------------------------------------------------------------------
Ratio of expenses after
  expense reductions (%)       0.39      0.36      0.36      0.37       0.39
-------------------------------------------------------------------------------
Ratio of net investment
  income (%)                   3.51      2.93      3.39      3.33       3.38
-------------------------------------------------------------------------------
notes to financial statements


1. Significant Accounting Policies

Zurich Money Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified management investment company organized as a Massachusetts business trust. The Trust currently offers three investment funds ("Funds"). Zurich Money Market Fund invests primarily in short-term high quality obligations of major banks and corporations. Zurich Government Money Fund invests exclusively in obligations issued or guaranteed by the U.S. Government or its agencies and repurchase agreements thereon. Zurich Tax-Free Money Fund invests in short-term high quality municipal securities.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which require the use of management estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. The Funds value all portfolio securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and pursuant to which the Funds must adhere to certain conditions. Under this method, which does not take into account unrealized gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount/premium.

Repurchase Agreements. The Funds may enter into repurchase agreements with certain banks and broker/dealers whereby the Funds, through their custodian or sub-custodian bank, receive delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Funds paid no federal income taxes and no federal income tax provision was required.

Distribution of Income and Gains. All of the net investment income of the Funds is declared as a daily dividend and is distributed to shareholders monthly. Net investment income includes all realized gains (losses) on portfolio securities.

Investment Transactions and Investment Income. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

Expenses. Expenses arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses are allocated between the Funds in proportion to their relative net assets.

2. Transactions and Affiliates

Management Agreement. Each Fund has a management agreement with Scudder Kemper Investments, Inc. ("Scudder Kemper") and pays a monthly investment management fee of 1/12 of the annual rate of 0.50% of the first $215 million of average daily net assets declining to 0.25% of average daily net assets in excess of $800 million. During the year ended July 31, 2000, the Funds incurred the following management fees:

                                                      Management fee  Effective
Fund                                                    imposed ($)    Rate (%)
--------------------------------------------------------------------------------
Zurich Money Market Fund                               13,606,675        .27
--------------------------------------------------------------------------------
Zurich Government Money Fund                            1,816,620        .27
--------------------------------------------------------------------------------
Zurich Tax-Free Money Fund                              2,045,830        .27
--------------------------------------------------------------------------------

Shareholder Services Agreement. Pursuant to a services agreement with the Funds' transfer agent, Kemper Service Company ("KSvC") is the shareholder service agent of the Trust. For the year ended July 31, 2000, KSvC received shareholder services fees as follows:

                                                                   Unpaid at
Fund                                           Fee imposed ($) July 31, 2000 ($)
--------------------------------------------------------------------------------
Zurich Money Market Fund                         5,201,974        1,449,744
--------------------------------------------------------------------------------
Zurich Government Money Fund                       631,503           41,827
--------------------------------------------------------------------------------
Zurich Tax-Free Money Fund                         534,982          105,784
--------------------------------------------------------------------------------

Officers and Trustees. Certain officers or trustees of the Trust are also officers or directors of Scudder Kemper. For the year ended July 31, 2000, the Trust made no payments to its officers and incurred trustees' fees of $107,328 to independent trustees.

3. Expense Off-Set Arrangement

Each Fund has entered into arrangements with their custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Fund's expenses. During the year ended July 31, 2000, the Funds' custodian and transfer agent fees were reduced as follows:

                                                  Custodian     Transfer agent
Fund                                               fee ($)          fee ($)
--------------------------------------------------------------------------------
Zurich Money Market Fund                            24,217          216,853
--------------------------------------------------------------------------------
Zurich Government Money Fund                         4,317           28,623
--------------------------------------------------------------------------------
Zurich Tax-Free Money Fund                          14,994           32,719
--------------------------------------------------------------------------------

4. Line of Credit

The Funds and several Kemper funds (the "Participants") share in a $750 million revolving credit facility with Chase Manhattan Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based on net assets, among each of the Participants. Interest is calculated based on the market rates at the time of the borrowing. The Funds may borrow up to a maximum of 33 percent of its net assets under the agreement.

report of independent auditors


The Board of Trustees and Shareholders of Zurich Money Funds

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Zurich Money Market Fund, Zurich Government Money Fund and Zurich Tax-Free Money Fund, comprising Zurich Money Funds, as of July 31, 2000, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal years since 1996. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of July 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds comprising Zurich Money Funds at July 31, 2000, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the fiscal periods since 1996, in conformity with accounting principles generally accepted in the United States.

Chicago, Illinois                                           /s/Ernst & Young LLP
September 7, 2000
tax information (unaudited)


Of the dividends paid from net investment income for the Zurich Tax-Free Fund for the taxable year ended July 31, 2000, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax adviser if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-888-ZURICH-1 (987-4241).

                      (This page intentionally left blank)

                      (This page intentionally left blank)

Trustees and officers

Trustees
--------------------------------------------------------------------------------
                                                     Thomas W. Littauer
John W. Ballantine        Donald L. Dunaway          Trustee and Vice
Trustee                   Trustee                    President
--------------------------------------------------------------------------------
Lewis A. Burnham          Robert B. Hoffman          Shirley D. Peterson
Trustee                   Trustee                    Trustee
--------------------------------------------------------------------------------
Linda C. Coughlin         Donald R. Jones            William P. Sommers
Trustee                   Trustee                    Trustee


Officers
--------------------------------------------------------------------------------
Mark S. Casady            Frank J. Rachwalski, Jr.   Maureen E. Kane
President                 Vice President             Assistant Secretary
--------------------------------------------------------------------------------
Philip J. Collora         Linda J. Wondrack          Caroline Pearson
Vice President and        Vice President             Assistant Secretary
Secretary
--------------------------------------------------------------------------------
Ann M. McCreary           John R. Hebble             Brenda Lyons
Vice President            Treasurer                  Assistant Treasurer
--------------------------------------------------------------------------------
Kathryn L. Quirk
Vice President

                       Vedder, Price, Kaufman & Kammholz
                       222 North LaSalle Street
Legal Counsel          Chicago, IL 60601
--------------------------------------------------------------------------------
                       Kemper Service Company
Shareholder Service    P.O. Box 219151
Agent                  Kansas City, MO 64121-9151
--------------------------------------------------------------------------------
                       State Street Bank and Trust Company
                       225 Franklin Street
Custodian              Boston, MA 02110
--------------------------------------------------------------------------------
                       State Street Bank and Trust Company
                       225 Franklin Street
Transfer Agent         Boston, MA 02110
--------------------------------------------------------------------------------
Independent            Ernst & Young LLP
Auditors               233 South Wacker Drive
                       Chicago, IL 60606


This report must be preceded or accompanied by                            [LOGO]
a Zurich Money Funds prospectus.                                          ZURICH

                                                Scudder Kemper Investments, Inc.
                                                       222 South Riverside Plaza
                                                          Chicago, IL 60606-5808
                                                             www.zurichfunds.com
                                                                  1-888-987-4241